Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2017
Related Party Transactions [Abstract]
Schedule of annual activity of loans outstanding to related parties
	2017	2016

Balance beginning of year	$3,111,976	$3,193,470
Additions	1,101,702	1,178,281
Repayments	(1,332,700)	(1,259,775)

Balance, end of year	$2,880,978	$3,111,976